Fair Value Measurements (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present Angion’s financial assets and liabilities measured at fair value on a recurring basis and their assigned levels within the fair value hierarchy (in thousands):
	September 30, 2022
	Level 1	Level 2	Level 3	Total
Money market funds(1)	$10,737	$—	$—	$10,737
Total assets	$10,737	$—	$—	$10,737
Warrant liabilities	$—	$—	$24	$24
Total liabilities	$—	$—	$24	$24
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Money market funds(1)	$87,252	$—	$—	$87,252
Total assets	$87,252	$—	$—	$87,252
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Warrant liabilities	$—	$—	$114	$114
Total liabilities	$—	$—	$114	$114

(1)	Included in cash and cash equivalents on the condensed consolidated balance sheets. This balance includes cash requirements settled on a nightly basis.

The following table classifies Angion’s financial assets and liabilities measured at fair value on a recurring basis into the fair value hierarchy as of December 31, 2021 and 2020 (in thousands):
	Fair Value Measured at December 31, 2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets included in:
Cash and cash equivalents-Money market securities(1)	$87,252	$ —	$ —	$87,252
Total fair value	$87,252	$—	$—	$87,252
Liabilities included in:
Warrants	$—	$—	$114	$114
Total fair value	$—	$—	$114	$114
	Fair Value Measured at December 31, 2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets included in:
Cash and cash equivalents-Money market securities(1)	$ 1	$ —	$—	$1
Total fair value	$1	$—	$—	$1
Liabilities included in:
Convertible notes	$—	$—	$51,170	$51,170
Warrants	—	—	10,704	10,704
Series C convertible preferred stock	—	—	2,518	2,518
Total fair value	$—	$—	$64,392	$64,392

(1)	Included in cash and cash equivalents on the consolidated balance sheets. This balance includes cash requirements settled on a nightly basis.

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a summary of changes in the fair value of Angion’s common stock warrant liability (in thousands):
	September 30, 2022	December 31, 2021
Balance, beginning of the period	$114	$10,704
Net exercise of warrants	—	(13,509)
Change in fair value	(90)	2,919
Balance, end of the period	$24	$114

The following table presents changes in Level 3 liabilities measured at fair value (in thousands):
	Warrant Liability	Convertible Notes	Series C Convertible Preferred Stock at Fair Value	Total
Balance-December 31, 2020	$10,704	$51,170	$2,518	$64,392
Conversion of convertible Series C convertible preferred stock into common stock			(6,110)	(6,110)
Conversion of convertible notes into common stock		(58,639)		(58,639)
Net exercise of warrants	(13,509)			(13,509)
Change in fair value	2,919	7,469	3,592	13,980
Balance-December 31, 2021	$114	$—	$—	$114

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The fair value of the common stock warrant liability was estimated using the following assumptions:

	September 30, 2022	December 31, 2021
Weighted average strike price	$7.60	$7.60
Contractual term (years)	5.9	6.7
Volatility (annual)	117.5%	124.0%
Risk—free rate	4.2%	1.4%
Dividend yield (per share)	0.0%	0.0%

A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring Angion’s warrant liabilities that were categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and 2020 was as follows:
	December 31,
	2021	2020
Strike price	$8.01	$9.18
Contractual term (years)	1.2	4.9
Volatility (annual)	74.6%	86.8%
Risk-free rate	0.7%	0.1%
Dividend yield (per share)	0.0%	0.0%